Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Other Entities that are Consolidated [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Net revenues	¥ 14,605
Cost of revenues	(12,787)
Gross profit	1,818
Operating expenses	(418)
Income (loss) from operations	1,400
Other expenses	(79)
Income (loss) before income taxes	1,321
Provision for income taxes
Net income (loss) from continuing operations	1,321
Net income (loss) from discontinuing operations		(2,442)
WFOE that is the Primary Beneficiary of the VIE [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Net revenues
Cost of revenues
Gross profit
Operating expenses
Income (loss) from operations
Other expenses
Income (loss) before income taxes
Provision for income taxes
Net income (loss) from continuing operations
Net income (loss) from discontinuing operations	(470,413)	(165,383)
Meta Data [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Net revenues
Cost of revenues
Gross profit
Operating expenses	(367,698)	(62,602)
Income (loss) from operations	(367,698)	(62,602)
Other expenses	(50,930)	(47,312)
Income (loss) before income taxes	(418,628)	(109,914)
Provision for income taxes
Net income (loss) from continuing operations	(418,628)	(109,914)
Consolidated Total [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Net revenues	14,605
Cost of revenues	(12,787)
Gross profit	1,818
Operating expenses	(368,116)	(62,602)
Income (loss) from operations	(366,298)	(62,602)
Other expenses	(51,009)	(47,312)
Income (loss) before income taxes	(417,307)	(109,914)
Provision for income taxes
Net income (loss) from continuing operations	(417,307)	(109,914)
Net income (loss) from discontinuing operations	(782,685)	(4,915,580)
VIE and its Subsidiaries [Member]
Summary of Significant Accounting Policies (Details) - Schedule of consolidated statements of operations and comprehensive income (loss) [Line Items]
Provision for income taxes
Net income (loss) from discontinuing operations	¥ (312,272)	¥ (4,747,755)